Average recorded investment and interest income recognized on impaired loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 1,098,413	$ 1,359,316
Impaired Financing Receivable Interest Income Accrual Method	38,964	39,115
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	42,791	93,820
Impaired Financing Receivable Interest Income Accrual Method	1,245	3,587
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	15,849	23,749
Impaired Financing Receivable Interest Income Accrual Method	379	145
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	95,461	122,996
Impaired Financing Receivable Interest Income Accrual Method	2,448	2,247
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	144,115	235,219
Impaired Financing Receivable Interest Income Accrual Method	3,106	2,911
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	104,736	143,717
Impaired Financing Receivable Interest Income Accrual Method	4,221	2,304
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	37,312	61,315
Impaired Financing Receivable Interest Income Accrual Method	0	278
Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	514,671	503,193
Impaired Financing Receivable Interest Income Accrual Method	27,565	27,523
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	12,957	33,786
Impaired Financing Receivable Interest Income Accrual Method	0	120
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,822	5,372
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	40,044	39,574
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	199	81
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	82,687	90,949
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,092	328
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,677	5,217
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	958,417	1,134,544
Impaired Financing Receivable Interest Income Accrual Method	36,501	35,594
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	42,791	93,820
Impaired Financing Receivable Interest Income Accrual Method	1,245	3,587
PUERTO RICO | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	8,356	14,737
Impaired Financing Receivable Interest Income Accrual Method	259	0
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	58,773	64,308
Impaired Financing Receivable Interest Income Accrual Method	2,225	1,108
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	125,091	202,783
Impaired Financing Receivable Interest Income Accrual Method	2,956	2,820
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	102,408	125,373
Impaired Financing Receivable Interest Income Accrual Method	4,206	2,267
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	31,491	44,276
Impaired Financing Receivable Interest Income Accrual Method	0	278
PUERTO RICO | Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	461,534	450,284
Impaired Financing Receivable Interest Income Accrual Method	25,610	25,534
PUERTO RICO | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,822	5,372
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	40,044	39,574
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	82,687	90,949
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,003	255
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	417	2,813
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	139,996	224,772
Impaired Financing Receivable Interest Income Accrual Method	2,463	3,521
UNITED STATES | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	7,493	9,012
Impaired Financing Receivable Interest Income Accrual Method	120	145
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	36,688	58,688
Impaired Financing Receivable Interest Income Accrual Method	223	1,139
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	19,024	32,436
Impaired Financing Receivable Interest Income Accrual Method	150	91
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,328	18,344
Impaired Financing Receivable Interest Income Accrual Method	15	37
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,821	17,039
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	53,137	52,909
Impaired Financing Receivable Interest Income Accrual Method	1,955	1,989
UNITED STATES | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	12,957	33,786
Impaired Financing Receivable Interest Income Accrual Method	0	120
UNITED STATES | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	199	81
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	89	73
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,260	2,404
Impaired Financing Receivable Interest Income Accrual Method	$ 0	$ 0